Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 29.8	€ 36.5
Additional provision in the period	16.4	10.2
Release of provision	(7.3)	(4.1)
Utilization of provision	(10.0)	(12.2)
Foreign exchange	0.1	(0.6)
Provisions, ending balance	29.0	29.8
Provisions	29.0	29.8
Current	27.6	27.1
Non-current	(1.4)	(2.7)
Provisions	(29.0)	(29.8)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	8.3	12.7
Additional provision in the period	14.9	7.4
Release of provision	(2.7)	(1.6)
Utilization of provision	(8.3)	(10.2)
Foreign exchange	0.1	0.0
Provisions, ending balance	12.3	8.3
Provisions related to other, non-income taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	7.4	7.6
Additional provision in the period	0.0	0.0
Release of provision	(0.1)	(0.2)
Utilization of provision	0.0	0.0
Foreign exchange	0.0	0.0
Provisions, ending balance	7.3	7.4
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	14.1	16.2
Additional provision in the period	1.5	2.8
Release of provision	(4.5)	(2.3)
Utilization of provision	(1.7)	(2.0)
Foreign exchange	0.0	(0.6)
Provisions, ending balance	€ 9.4	€ 14.1